Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

Corporate guarantee

The former subsidiaries of the Company have credit facilities with various banks representing import loans, trust receipt, documentary credits, loans and overdraft. As of December 31, 2016 and 2017 in consolidated balance sheet from discontinued operations, these facilities totaled HK$110,200 and HK$Nil respectively, of which HK$96,920 and HK$Nil were unused as of December 31, 2016 and 2017, respectively. These facilities were granted with the provision of corporate and personal guarantees jointly by the Company, PIHL and a director of the Company to the banks.

Capital commitment

As of December 31, 2017, the Group had capital commitments for purchase of plant and machineries and investment in subsidiary totaling HK$90,519 and HK$62,400 , respectively, which are expected to be disbursed/invested during the year ending December 31, 2018.

Bonus Plan

The Company had established a bonus plan for the management/executive officers. Pursuant to the plan, in order for any bonus to be paid, the Company had to achieve an annual net profit (excluding any extraordinary items) of HK$78,000 in any fiscal year, referred to as the “Net Profit Target”. If the Net Profit Target was achieved in any fiscal year, a pool of 4% of any amount over the Net Profit Target would be set aside to provide bonuses to the management/executive officers. Of the bonus pool that was created, Kin Sun Sze-To, Chin Hien Tan (our previous executive) and Ho Leung Ning would be entitled to 32%, 24% and 24%, respectively, of the available bonus, with the remaining amount being made available for distribution to the remaining officers, subject to adjustment at the discretion of the board. Payment of any bonuses under the plan would be in cash or ordinary shares (to be purchased in the open market), at the board’s sole discretion. The plan had taken effect beginning with the fiscal year ended April 30, 2011. The Company met the Net Profit Target for the year ended December 31, 2014 and 2015 and accordingly paid bonuses in the total sum of HK$2,428 and HK$1,707, respectively under the plan to its management/executive officers.

Effective from October 11, 2016, the entirety of the aforesaid bonus plan has been terminated.

Legal Proceeding

As of December 31, 2017, the Group is not aware of any material outstanding claim and litigation against them.